Securities Available for Sale (Available-for-sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 1,240	$ 1,045
Equity Securities- Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,097	1,097
Gross Unrealized Gains	143	70
Gross Unrealized Losses	0	122
Fair Value	$ 1,240	$ 1,045